Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 2,596,581	$ 79,481,359	$ 55,200,706
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	2,601,658	79,636,748	55,265,607
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 5,077	$ 155,389	$ 64,901